Revenues	12 Months Ended
Dec. 31, 2020
Revenues
Revenues

26.         Revenues

According to the General Airports Law on Airports and its regulations, Company revenues are classified as aeronautical services and non-aeronautical services.

Aeronautical services include those services provided to airlines and passengers as well as complementary services.

Non-aeronautical services include those services that are not essential for operating an airport, such as the lease of commercial premises, restaurants and banks.

Revenues generated by aeronautical services are under a price regulation system administered by the Ministry of Communications and Transportation for airport concessions, which establishes a maximum rate (TM) for each year in a five-year period. The TM is the maximum amount of revenue per “work load unit” that may be earned at an airport each year from regulated sources. Under this regulation, a work load unit is equivalent to one passenger (excluding transit passengers) or 100 kilograms (220 pounds) of cargo.

Non-aeronautical services are not covered by the regulation system administered by the Ministry of Communications and Transportation. However, in some cases, they may be regulated by other authorities, as is the case with revenues generated from the operation of parking lots.

Under the General Airports Law and its regulations, revenues generated from the operation of parking lots are considered aeronautical revenues. For purposes of these financial statements, such revenues are classified as non-aeronautical.

Following is a detail of the composition of revenues of the Company, using the classification established by the General Airports Law and its related regulations, with the exception of non-aeronautical revenues as mentioned in the preceding paragraph:

	Year ended December 31,
	2020		2019		2018
Aeronautical services:
Domestic TUA	Ps.	1,857,551	Ps.	3,776,401	Ps.	3,382,198
International TUA		542,933		1,207,989		1,061,793
Landing charges		147,387		229,919		205,787
Platform for embarking and disembarking		90,257		150,055		136,852
Aircraft parking charges on extended stay or overnight		31,905		35,910		36,402
Domestic and international passenger and carry-on baggage check		29,688		62,970		54,570
Aerocars and jetways		19,920		48,074		47,956
Other airport services, leases and regulated access rights(2)		222,917		241,344		214,494
Total revenues from aeronautical services	Ps.	2,942,558	Ps.	5,752,662	Ps.	5,140,052

	Year ended December 31,
	2020		2019		2018
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	126,818	Ps.	279,463	Ps.	244,461
Advertising(1)(2)		59,695		76,200		68,475
Retail operations(1)(2)		64,486		124,554		114,418
Food and beverage(1)(2)		87,499		144,374		120,828
Car rental operators(1)(2)		111,037		149,454		131,478
Time share developers(1)(2)		12,683		16,663		14,115
Financial services(2)(3)		7,853		10,367		9,255
Communication and services(1)(2)		17,800		16,006		15,551
Services to passenger		3,281		4,127		2,746
VIP lounges		36,538		51,176		36,649
Other services		44,300		43,542		36,607
Total revenue from commercial activities		571,990		915,926		794,583

Diversification activities:
Hotel services		141,890		357,032		344,307
OMA Carga		183,382		194,936		177,396
Real estate services		16,499		18,181		16,352
Industrial services		51,272		39,451		26,340
Other services		7,547		4,966		4,061
Total diversification activities		400,590		614,566		568,456

Complementary activities:
Leasing of space(1)(2)		85,729		83,477		74,887
Access rights		15,819		19,709		18,023
Documented baggage inspection		86,491		175,006		153,192
Other services (CUSS and CUTE)		10,420		10,921		16,356
Total of complimentary activities		198,459		289,113		262,458
Total revenue from non-aeronautical services	Ps.	1,171,039	Ps.	1,819,605	Ps.	1,625,497
(1)	These revenues are considered as commercial concessions.

(2)

Revenues from commercial concessions and complementary activities are generated principally based on the terms of Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the NCPI) and/or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent are included under the caption “Commercial concessions” above.

Approximately 77%, of consolidated revenues for the years ended December 31, 2020 and 2019 and 2018 generated by the Monterrey, Acapulco, Mazatlán, Culiacán, Chihuahua, Ciudad Juárez, and San Luis de Potosí airports.